Borrowings	6 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
BORROWINGS
11.	SHORT-TERM BANK BORROWINGS

As of March 31, 2026 and September 30, 2025, summary of short-term bank borrowings is as follows:

	Annual interest rate	Maturity date	March 31, 2026 (Unaudited)	September 30, 2025
Bank of Jiangsu	3.60%	February 2027	$434,909	$-
	4.05%	February 2026	-	421,408
		Subtotal	$434,909	$421,408
Xiaoshan Rural Commercial Bank	3.60%	August 2026	3,551,754	3,441,494
Xiaoshan Rural Commercial Bank	3.60%	August 2026	1,159,756	1,123,753
Xiaoshan Rural Commercial Bank	3.60%	August 2026	724,848	702,346
Xiaoshan Rural Commercial Bank	3.60%	July 2026	724,848	702,346
		Subtotal	$6,161,206	$5,969,939
		Total	$6,596,115	$6,391,347

Interest expenses were $117,902 and $286,827 for the six months ended March 31, 2026 and 2025, respectively. The weighted average interest rates of borrowings outstanding were 3.60% and 4.17% per annum as of March 31, 2026, and 2025, respectively.

The borrowings from Xiaoshan Rural Commercial Bank were secured by the Group’s equipment and building, see Note 6 for further details.